N-6	Apr. 25, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Nationwide Accumulator IVUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 10 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $46.85 per $1,000 of
Specified Amount, or 4.685% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,685.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index
Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	4.26%[1]
1 As a percentage of underlying mutual fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – For up to 10 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $46.85 per $1,000 of
Specified Amount, or 4.685% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,685.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.685%
Surrender Charge Example Maximum [Dollars]	$ 4,685
Transaction Charges [Text Block]
Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index
Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	4.26%[1]
1 As a percentage of underlying mutual fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.26%
Investment Options Footnotes [Text Block]	1 As a percentage of underlying mutual fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the Policy Owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
• Investment Experience of the policy can vary depending on the available policy investment options selected by the Policy Owner.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Interest Options Transfers and Indexed Interest Options Transfers).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’sunderwriting approval for the optional benefit.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected.The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 10% of each Premium	Currently: 6% of each Premium
Capped Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $46.85 per $1,000 of Base Policy Specified Amount	Minimum: $1.43 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge† The Overloan Lapse Protection Rider is only available in states that have not approved the Overloan Lapse Protection Rider II.	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Terminal Illness Rider Charge[4]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.[2]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[3]For policies issued prior to May 1, 2021, the maximum Surrender Charge is $46.32 per $1,000 of Base Policy Specified Amount.[4]The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge †	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Base Contract Charges
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.042% of Cash Value allocated to the Sub- Accounts for all policy years	Currently: 0.00% of Cash Value allocated to the Sub- Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.07 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: Policy Years 1-10: 3.90% of Indebtedness Policy Years 11+: 3.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Optional Benefit Charges
Spouse Life Insurance Rider Charge† The Spouse Life Insurance Rider is only available for policies with applications signed prior to May 1, 2020.	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charges† The Additional Term Insurance Rider is only available for policies with applications signed prior to May 1, 2020.
Additional Term Insurance Cost of Insurance Charge	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit
Optional Benefit Charges
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.07 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	4.26%

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 10% of each Premium	Currently: 6% of each Premium
Capped Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $46.85 per $1,000 of Base Policy Specified Amount	Minimum: $1.43 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge† The Overloan Lapse Protection Rider is only available in states that have not approved the Overloan Lapse Protection Rider II.	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Terminal Illness Rider Charge[4]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
[1]Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.[2]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[3]For policies issued prior to May 1, 2021, the maximum Surrender Charge is $46.32 per $1,000 of Base Policy Specified Amount.[4]The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	10.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	46.85%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	1.43%
Deferred Sales Load, Footnotes [Text Block]
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value

Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge †	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Base Contract Charges
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.042% of Cash Value allocated to the Sub- Accounts for all policy years	Currently: 0.00% of Cash Value allocated to the Sub- Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.07 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: Policy Years 1-10: 3.90% of Indebtedness Policy Years 11+: 3.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Optional Benefit Charges
Spouse Life Insurance Rider Charge† The Spouse Life Insurance Rider is only available for policies with applications signed prior to May 1, 2020.	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charges† The Additional Term Insurance Rider is only available for policies with applications signed prior to May 1, 2020.
Additional Term Insurance Cost of Insurance Charge	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit
Optional Benefit Charges
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.07 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount
[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk

Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Expense Risk Fees, Description [Text Block]	Per $1,000 of Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees, Representative Investor [Text Block]
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount

Expense Risk Fees (of Face Amount), Maximum [Percent]	3.14%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.07%
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.042%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	4.26%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	4.26%
Item 5. Principal Risks [Table Text Block]	Principal Risks Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness. Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges. Risk of Allocating Cash Value to the General Account Options Interest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options' floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the Policy Owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse. General Account Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options. Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks. Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center. Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein. State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center. Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit Options Policy Owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states. Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit. Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death. Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated Premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.The interest rate attributable to the accumulated Premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Specification Pages. The maximum permitted dollar amount of the accumulated Premium account is subject to underwriting limitations in effect at the time of application, is referred to as the Death Benefit Option 3 Maximum Returnable Premium, and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 Maximum Returnable Premium amount.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Note: For policies with applications signed prior to June 14, 2021, if the cash value accumulation test was elected, the Overloan Lapse Protection Rider was not available. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/ cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A Policy Owner may not change to Death Benefit Option 3. However, a Policy Owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the surrender charges. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.Suicide If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A Policy Owner may not change to Death Benefit Option 3. However, a Policy Owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the surrender charges. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
• The Monthly Death Benefit Guarantee Premium
can change due to action by the Policy Owner
• When the Death Benefit Guarantee Period ends,
the policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy Owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
• No longer available for new issues
• Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
• Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
• Provides a conversion right, subject to limitations

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Only available for new or In Force policies in states
where the Long-Term Care Rider II is not approved
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• If purchased six months or more after the Policy
Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least
10% of the Total Specified Amount and no more
than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
•  No longer available for new issue or post-issue
election
• Insured must be between Attained Age 21 and 59
when the Rider is elected
• Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
• Provides a conversion right, subject to limitations

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
Option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
Option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
• Subject to eligibility requirements for accidental
death
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• No longer available for new issue or post-issue election • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Policy Riders and Rider ChargesPolicy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider. Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges. The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table. Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). For policies with applications signed prior to June 14, 2021: •For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).•For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Total Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, the Overloan Lapse Protection Rider is no longer available for new issues. For policies with applications signed prior to June 14, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);•The Insured is Attained Age 65 or older;•The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Children's Term Insurance Rider Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards. The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability. Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy. Long-Term Care Rider Benefit The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values. The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of: (1)2% of Long-Term Care Specified Amount in effect; or(2)the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider. Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Example:
Assume the Long-Term Care Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Owner can choose a monthly benefit up to 2% of the Long-Term Care Specified Amount ($10,000). If
there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is
Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Long-Term Care Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this Rider. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the Base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the Base Policy Specified Amount minus any Indebtedness will be paid.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.Terminating the Rider This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Long-Term Care Referral ServiceIf the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Rider Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings. The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.Spouse Life Insurance RiderThe benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured. Availability For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions: •the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and•the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level Premium, level benefit, permanent plan of whole life insurance, subject to limitations.Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right: (1)the request must be submitted in writing to the Service Center;(2)the conversion right must be exercised while both:(a)the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and(b)prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;(3)the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:(a)the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but(b)no more than 100% of the Spouse Life Insurance Rider Specified Amount;(4)the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;(5)the Premium for the new policy will be based on the rates in effect on the date of conversion;(6)the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and(7)no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount. The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly Deductions At any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the TI Accelerated Death Benefit Payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy Owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the death benefit option in effect is not Death Benefit Option 1 (level), it will be changed to Death Benefit Option 1 (level). The death benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of death benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accidental Death Benefit RiderThe benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy. Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings. The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider Benefit The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy. The amount credited to the policy will be the lesser of: •the Premium specified by the Policy Owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit. Benefit Duration If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Interaction with the Waiver of Monthly Deductions Rider This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge A monthly Premium Waiver Rider charge will be deducted if this Rider is elected. The Premium Waiver Rider charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months. The Rider charge is the product of the Premium specified by the Policy Owner and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings. The Premium Waiver Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider. Availability For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider. The Additional Term Insurance Rider coverage terminates on the earliest of the following dates: •the date the Insured dies;•the original Maturity Date of the base policy;•the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;•the date the policy terminates; or•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000
and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the Additional Term
Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact Cost of Insurance Charges Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.Additional Term Insurance Rider Charges A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value. Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount. Per $1,000 of Additional Term Insurance Rider Specified Amount Charge The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider. The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate. The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase. Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage and death benefit option impact the cost of the policy. The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed. Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this Rider The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy. Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force. Benefit Duration The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings. The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Benefits Available [Table Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
• The Monthly Death Benefit Guarantee Premium
can change due to action by the Policy Owner
• When the Death Benefit Guarantee Period ends,
the policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy Owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
• No longer available for new issues
• Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
• Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
• Provides a conversion right, subject to limitations

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Only available for new or In Force policies in states
where the Long-Term Care Rider II is not approved
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• If purchased six months or more after the Policy
Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least
10% of the Total Specified Amount and no more
than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
•  No longer available for new issue or post-issue
election
• Insured must be between Attained Age 21 and 59
when the Rider is elected
• Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
• Provides a conversion right, subject to limitations

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
Option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
Option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
• Subject to eligibility requirements for accidental
death
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• No longer available for new issue or post-issue election • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000179268NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000179268NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	14.83%	5.55%	1.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	15.70%	13.27%	9.33%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - New World Fund®: Class 2 Investment Advisor: Capital Research and Management Company	0.82%*	16.00%	8.64%	4.69%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.49%*	2.89%	1.04%	1.52%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.56%*	13.21%	5.75%	4.46%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.76%*	12.83%	7.65%	4.88%
Equity	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.66%	14.89%	7.12%	5.19%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	14.11%	7.86%	4.89%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	4.02%	3.10%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Federated Investment Management Company	0.74%*	6.14%	2.36%	2.25%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.99%	9.61%	7.69%	5.08%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.66%	33.34%	16.54%	11.50%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.68%	36.09%	19.52%	14.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.83%	20.41%	9.87%	4.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.70%	11.09%	5.12%	5.93%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	20.61%	16.63%	9.10%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.46%*	8.87%	7.25%	5.28%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 Investment Advisor: Franklin Mutual Advisers, LLC	0.90%	20.55%	10.43%	6.24%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small- Mid Cap Growth VIP Fund: Class 1 Investment Advisor: Franklin Advisers, Inc.	0.83%*	27.12%	13.82%	9.24%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 Investment Advisor: Franklin Advisers, Inc.	0.52%	4.76%	0.47%	0.98%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.50%*	3.19%	-1.89%	-0.41%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	7.77%	4.16%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	6.63%	4.90%	4.03%
Equity	Invesco - Invesco V.I. Global Fund: Series I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.82%	34.73%	12.30%	8.47%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	21.06%	8.72%	3.80%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	1.13%	17.51%	10.66%	7.70%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.99%	12.53%	6.59%	4.76%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.97%	15.33%	8.81%	6.18%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.97%	16.53%	9.87%	6.90%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.95%	13.99%	7.70%	5.51%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	26.47%	13.05%	8.74%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	54.27%	20.05%	16.86%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	6.34%	1.21%	1.83%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	20.97%	13.05%	10.85%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	-2.11%	8.31%	6.39%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	7.93%	11.34%	8.52%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	14.72%	9.47%	6.36%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	5.77%	2.01%	1.47%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	12.73%	12.90%	8.73%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.93%*	13.84%	8.79%	6.84%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	8.70%	4.89%	3.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	1.00%*	19.74%	11.29%	7.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.86%*	13.40%	6.79%	4.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.91%*	16.45%	9.01%	6.19%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.77%*	8.91%	3.63%	2.93%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.82%*	12.70%	5.21%	3.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.81%*	12.61%	6.58%	4.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.88%*	14.95%	8.02%	5.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.95%*	18.07%	10.25%	6.84%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.82%*	11.88%	5.79%	4.29%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.63%*	7.40%	2.08%	2.14%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	23.88%	15.51%	11.84%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	5.19%	0.72%	1.45%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.99%*	5.66%	0.19%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.42%	4.80%	1.63%	1.01%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.46%	17.58%	7.90%	4.02%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.09%	17.47%	11.52%	8.33%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.76%	19.52%	9.47%	6.89%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	13.14%	5.74%	4.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	8.16%	2.79%	2.69%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.59%*	12.38%	4.38%	3.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.60%*	13.20%	5.90%	4.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	14.95%	6.68%	5.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.73%	18.14%	8.60%	6.35%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.70%	11.45%	4.74%	3.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	5.22%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.73%*	20.48%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	5.95%	1.45%	1.36%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	16.06%	12.16%	8.86%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	25.96%	15.41%	11.76%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.60%*	16.35%	9.45%	6.69%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	8.82%	10.06%	7.92%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	5.91%	2.12%	1.87%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC	0.88%	19.08%	9.96%	4.14%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC	0.57%	15.92%	14.78%	10.54%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	26.11%	16.09%	12.59%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	4.37%	4.21%	2.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.86%	2.96%	11.24%	11.30%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	19.63%	11.36%	10.22%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	-3.58%	10.61%	-1.01%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	0.85%*	11.31%	8.84%	8.22%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Accumulator IVUL | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Nationwide Accumulator IVUL | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.
Nationwide Accumulator IVUL | RiskofAllocatingCashValuetotheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the General Account Options Interest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options' floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the Policy Owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Accumulator IVUL | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Nationwide Accumulator IVUL | GeneralAccountOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	General Account Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Nationwide Accumulator IVUL | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Accumulator IVUL | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Accumulator IVUL | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Accumulator IVUL | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Accumulator IVUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Accumulator IVUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Nationwide Accumulator IVUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the Policy Owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.• Investment Experience of the policy can vary depending on the available policy investment options selected by the Policy Owner.See Principal Risks.
Nationwide Accumulator IVUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Accumulator IVUL | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Nationwide Accumulator IVUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Accumulator IVUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Nationwide Accumulator IVUL | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Accumulator IVUL | AmericanFundsInsuranceSeriesNewWorldFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Nationwide Accumulator IVUL | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.52%
Nationwide Accumulator IVUL | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Nationwide Accumulator IVUL | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Nationwide Accumulator IVUL | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Accumulator IVUL | DeutscheDWSVariableSeriesIDWSCapitalGrowthVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Nationwide Accumulator IVUL | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Nationwide Accumulator IVUL | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Nationwide Accumulator IVUL | FederatedHermesInsuranceSeriesFederatedHermesQualityBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Nationwide Accumulator IVUL | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide Accumulator IVUL | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Nationwide Accumulator IVUL | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualGlobalDiscoveryVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Nationwide Accumulator IVUL | FranklinTempletonVariableInsuranceProductsTrustFranklinSmallMidCapGrowthVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	27.12%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Nationwide Accumulator IVUL | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.76%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide Accumulator IVUL | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
Nationwide Accumulator IVUL | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Nationwide Accumulator IVUL | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Nationwide Accumulator IVUL | InvescoInvescoVIGlobalFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Nationwide Accumulator IVUL | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Nationwide Accumulator IVUL | InvescoOppenheimerVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModerateSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	6.18%
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModeratelyAggressiveManVolSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.53%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModeratelyConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Accumulator IVUL | JanusAspenSeriesJanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Nationwide Accumulator IVUL | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Nationwide Accumulator IVUL | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.32%
Nationwide Accumulator IVUL | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Nationwide Accumulator IVUL | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Nationwide Accumulator IVUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Nationwide Accumulator IVUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Nationwide Accumulator IVUL | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustMFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustMFSUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.77%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	1.47%
Nationwide Accumulator IVUL | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.70%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.61%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyConservativeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSCoreFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	23.88%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.45%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassVMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.48%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	25.96%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	6.69%
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Nationwide Accumulator IVUL | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Nationwide Accumulator IVUL | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Nationwide Accumulator IVUL | PutnamVariableTrustPutnamVTInternationalValueFundClassIAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IA
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Nationwide Accumulator IVUL | PutnamVariableTrustPutnamVTLargeCapValueFundClassIAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Nationwide Accumulator IVUL | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Nationwide Accumulator IVUL | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Accumulator IVUL | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Nationwide Accumulator IVUL | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Nationwide Accumulator IVUL | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.58%)
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	(1.01%)
Nationwide Accumulator IVUL | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Nationwide Accumulator IVUL | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Nationwide Accumulator IVUL | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModeratelyAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Nationwide Accumulator IVUL | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	46.32%
Offered Ending [Date]	May 01, 2021
Nationwide Accumulator IVUL | CappedIndexedInterestStrategyMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Capped Indexed Interest Strategy Charge[1]
Other Transaction Fee, When Deducted [Text Block]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate
Other Transaction Fee, Current [Percent]	0.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
Nationwide Accumulator IVUL | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[2]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Nationwide Accumulator IVUL | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). For policies with applications signed prior to June 14, 2021: •For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).•For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value. Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Calculation Method of Benefit [Text Block]
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Total Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.

Nationwide Accumulator IVUL | OverloanLapseProtectionRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	47.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issues• Only available for policies for which the guideline premium/cash value corridor life insurance qualification test is elected• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Operation of Benefit [Text Block]	Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, the Overloan Lapse Protection Rider is no longer available for new issues. For policies with applications signed prior to June 14, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);•The Insured is Attained Age 65 or older;•The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Calculation Method of Benefit [Text Block]	Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Nationwide Accumulator IVUL | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the RiderUpon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly Deductions At any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the TI Accelerated Death Benefit Payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Nationwide Accumulator IVUL | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides for chronic illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim• Subject to annual and lifetime dollar amount limitations• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims• Death Benefit must be changed to Death Benefit Option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy Owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the death benefit option in effect is not Death Benefit Option 1 (level), it will be changed to Death Benefit Option 1 (level). The death benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit Option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of death benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge
Insurance Cost (of Other Amount), Maximum [Percent]	2.08%
Administrative Expenses, When Deducted [Text Block]	Monthly
Nationwide Accumulator IVUL | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.90%
Optional Benefit Expense (of Other Amount), Current [Percent]	3.90%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Nationwide Accumulator IVUL | ChildrensTermInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children's Term Insurance Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.43%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.43%
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term life insurance on the Insured’s children
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Insurance coverage for each insured child continues until the earlier: (1) the policy anniversary on or next following the date the Insured’s child turns age 22, or (2) the policy anniversary on which the Insured reaches Attained Age 65• Provides a conversion right, subject to limitations
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Operation of Benefit [Text Block]	Children's Term Insurance Rider Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Calculation Method of Benefit [Text Block]
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards. The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL | LongTermCareRiderIIMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term CareRider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Long-Term Care Rider II
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Long-Term Care Rider II
Operation of Benefit [Text Block]	Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	12.90%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available for new or In Force policies in states where the Long-Term Care Rider II is not approved• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• If purchased six months or more after the Policy Date, new evidence of insurability is required• Long-Term Care Specified Amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability. Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy. Long-Term Care Rider Benefit The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values. The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of: (1)2% of Long-Term Care Specified Amount in effect; or(2)the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider. Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Example:
Assume the Long-Term Care Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Owner can choose a monthly benefit up to 2% of the Long-Term Care Specified Amount ($10,000). If
there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is
Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Long-Term Care Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this Rider. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the Base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the Base Policy Specified Amount minus any Indebtedness will be paid.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.Terminating the Rider This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Long-Term Care Referral ServiceIf the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Rider Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings. The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Nationwide Accumulator IVUL | SpouseLifeInsuranceRiderMember
Prospectus:
Administrative Expenses, Representative Investor [Text Block]
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount

Optional Benefit Charge, Description [Text Block]	Spouse Life Insurance Rider Charge
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	10.23%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Other Annual Expense, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Spouse Life Insurance Rider
Purpose of Benefit [Text Block]	Death benefit payable upon death of the Insured Spouse
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issue or post-issue election• Insured must be between Attained Age 21 and 59 when the Rider is elected• Insured Spouse must be between Attained Age 18 and 69 when the Rider is elected• Provides a conversion right, subject to limitations
Name of Benefit [Text Block]	Spouse Life Insurance Rider
Operation of Benefit [Text Block]	Spouse Life Insurance RiderThe benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured. Availability For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions: •the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and•the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level Premium, level benefit, permanent plan of whole life insurance, subject to limitations.Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right: (1)the request must be submitted in writing to the Service Center;(2)the conversion right must be exercised while both:(a)the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and(b)prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;(3)the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:(a)the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but(b)no more than 100% of the Spouse Life Insurance Rider Specified Amount;(4)the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;(5)the Premium for the new policy will be based on the rates in effect on the date of conversion;(6)the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and(7)no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Calculation Method of Benefit [Text Block]
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount. The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Nationwide Accumulator IVUL | SpouseLifeInsuranceRiderMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2020
Nationwide Accumulator IVUL | AccidentalDeathBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.05%
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements for accidental death• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 5 and before the policy anniversary on which Insured reaches Attained Age 65• Coverage continues until Insured reaches Attained Age 70
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Operation of Benefit [Text Block]	Accidental Death Benefit RiderThe benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy. Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings. The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL | WaiverofMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions RiderCharge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	855.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	85.00%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	Waiver of policy charges if the Insured becomes totally disabled
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly charges will not be waived until the Insured has been disabled for six consecutive months• Benefit alone may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Premium Waiver Rider is elected• If disability began before Attained Age 60, the benefit may continue for as long as the disability• If disability began between Attained Age 60 and 63, the benefit may continue until Attained Age 65• If the Insured’s total disability begins after Attained Age 63, the benefit may continue for two years
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this Rider The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy. Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force. Benefit Duration The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings. The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL | PremiumWaiverRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Waiver Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	315.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	42.00%
Name of Benefit [Text Block]	Premium Waiver Rider
Purpose of Benefit [Text Block]	Provides a monthly credit to the policy upon the Insured’s total disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly credit applied may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Waiver of Monthly Deductions Rider is elected• If the Insured is younger than age 63 at the time of the total disability, coverage continues until age 65• If the Insured is age 63 or older at the time of the total disability, coverage may continue for two years
Name of Benefit [Text Block]	Premium Waiver Rider
Operation of Benefit [Text Block]	Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider Benefit The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy. The amount credited to the policy will be the lesser of: •the Premium specified by the Policy Owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit. Benefit Duration If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Interaction with the Waiver of Monthly Deductions Rider This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge A monthly Premium Waiver Rider charge will be deducted if this Rider is elected. The Premium Waiver Rider charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months. The Rider charge is the product of the Premium specified by the Policy Owner and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings. The Premium Waiver Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL | AdditionalTermInsuranceRiderMember
Prospectus:
Administrative Expenses, Description [Text Block]	Additional Term Insurance Cost of Insurance Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.34%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Name of Benefit [Text Block]	Additional Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term life insurance on the Insured, in addition to that under the base policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issue or post-issue election• If purchase after the Policy Date, evidence of insurability is required
Name of Benefit [Text Block]	Additional Term Insurance Rider
Operation of Benefit [Text Block]	Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider. Availability For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider. The Additional Term Insurance Rider coverage terminates on the earliest of the following dates: •the date the Insured dies;•the original Maturity Date of the base policy;•the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;•the date the policy terminates; or•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000
and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the Additional Term
Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact Cost of Insurance Charges Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Calculation Method of Benefit [Text Block]	Additional Term Insurance Rider Charges A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value. Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount. Per $1,000 of Additional Term Insurance Rider Specified Amount Charge The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider. The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate. The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase. Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage and death benefit option impact the cost of the policy. The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed. Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.
Nationwide Accumulator IVUL | AdditionalTermInsuranceRiderMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2020
Nationwide Accumulator IVUL | Per1000AdditionalTermInsuranceRiderSpecifiedAmountChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per $1,000 of Additional Term Insurance Rider Specified Amount Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount

Optional Benefit Expense, Minimum [Dollars]	$ 0.07
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.14%
Nationwide Accumulator IVUL | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Purpose of Benefit [Text Block]	During the Death Benefit Guarantee Period, the policy will not Lapse if Premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Monthly Death Benefit Guarantee Premium can change due to action by the Policy Owner• When the Death Benefit Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Nationwide Accumulator IVUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Name of Benefit [Text Block]	Dollar Cost Averaging
Nationwide Accumulator IVUL | EnhancedDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at the time of application, and only initial Premium is eligible for the program• Transfers are only permitted from the Fixed Account• Transfers are only made monthly and only for the first policy yearSee Policy Owner Services
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Nationwide Accumulator IVUL | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Assets in the general account options are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Name of Benefit [Text Block]	Asset Rebalancing
Nationwide Accumulator IVUL | AutomatedIncomeMonitorMember
Prospectus:
Name of Benefit [Text Block]	Automated Income Monitor
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy Owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Name of Benefit [Text Block]	Automated Income Monitor
Nationwide Accumulator IVUL | DeathBenefitOption1Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Nationwide Accumulator IVUL | DeathBenefitOption2Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Nationwide Accumulator IVUL | DeathBenefitOption3Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated Premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.The interest rate attributable to the accumulated Premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Specification Pages. The maximum permitted dollar amount of the accumulated Premium account is subject to underwriting limitations in effect at the time of application, is referred to as the Death Benefit Option 3 Maximum Returnable Premium, and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 Maximum Returnable Premium amount.
Nationwide Accumulator IVUL - Series H
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – Unless the requirement for a policy without surrender charges is met on the Policy Date, for up to 10 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $46.85 per $1,000 of
Specified Amount, or 4.685% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,685.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index
Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	4.26%[1]
1 As a percentage of underlying mutual fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – Unless the requirement for a policy without surrender charges is met on the Policy Date, for up to 10 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $46.85 per $1,000 of
Specified Amount, or 4.685% of the Specified Amount. For example, for a policy with a
$100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,685.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.685%
Surrender Charge Example Maximum [Dollars]	$ 4,685
Transaction Charges [Text Block]
Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
• Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
• Capped Indexed Interest Strategy Charge – Assessed upon creation of an Index
Segment in an Indexed Interest Strategy with a cap rate.
• Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and
Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	4.26%[1]
1 As a percentage of underlying mutual fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.26%
Investment Options Footnotes [Text Block]	1 As a percentage of underlying mutual fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the Policy Owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
• Investment Experience of the policy can vary depending on the available policy investment options selected by the Policy Owner.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options (see Fixed Interest Options Transfers and Indexed Interest Options Transfers).• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’sunderwriting approval for the optional benefit.• Policy loans are not permitted while benefits are being paid under certain optional benefits.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.• Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected.The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 10% of each Premium	Currently: 6% of each Premium
Capped Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $46.85 per $1,000 of Base Policy Specified Amount	Minimum: $1.43 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge† The Overloan Lapse Protection Rider is only available in states that have not approved the Overloan Lapse Protection Rider II.	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Terminal Illness Rider Charge[4]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.[2]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[3]For policies issued prior to May 1, 2021, the maximum Surrender Charge is $46.32 per $1,000 of Base Policy Specified Amount.[4]The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge †	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Base Contract Charges
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.042% of Cash Value allocated to the Sub- Accounts for all policy years	Currently: 0.00% of Cash Value allocated to the Sub- Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.07 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: Policy Years 1-10: 3.90% of Indebtedness Policy Years 11+: 3.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Optional Benefit Charges
Spouse Life Insurance Rider Charge† The Spouse Life Insurance Rider is only available for policies with applications signed prior to May 1, 2020.	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charges† The Additional Term Insurance Rider is only available for policies with applications signed prior to May 1, 2020.
Additional Term Insurance Cost of Insurance Charge	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit
Optional Benefit Charges
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.07 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount
†This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	4.26%

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 10% of each Premium	Currently: 6% of each Premium
Capped Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create an Index Segment	Currently: 0.50% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $46.85 per $1,000 of Base Policy Specified Amount	Minimum: $1.43 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Overloan Lapse Protection Rider Charge† The Overloan Lapse Protection Rider is only available in states that have not approved the Overloan Lapse Protection Rider II.	Upon invoking the Rider	Maximum: $47.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Accelerated Death Benefit for Terminal Illness Rider Charge[4]†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
[1]Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.[2]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.[3]For policies issued prior to May 1, 2021, the maximum Surrender Charge is $46.32 per $1,000 of Base Policy Specified Amount.[4]The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	10.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	46.85%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	1.43%
Deferred Sales Load, Footnotes [Text Block]
Representative: an Issue Age 35 male
preferred non-tobacco with a Base Policy
Specified Amount and Total Specified
Amount of $500,000; Death Benefit
Option 1; and a complete surrender of the
policy in the first year
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value

Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge †	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Base Contract Charges
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.042% of Cash Value allocated to the Sub- Accounts for all policy years	Currently: 0.00% of Cash Value allocated to the Sub- Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.07 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: Policy Years 1-10: 3.90% of Indebtedness Policy Years 11+: 3.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount	Currently: $0.43 per $1,000 of Children’s Term Insurance Rider Specified Amount
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Rider Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Rider Specified Amount
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk
Optional Benefit Charges
Spouse Life Insurance Rider Charge† The Spouse Life Insurance Rider is only available for policies with applications signed prior to May 1, 2020.	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge†	Monthly	Maximum: $315 per $1,000 of Premium Specified by the Policy Owner	Minimum: $42 per $1,000 of Premium Specified by the Policy Owner
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charges† The Additional Term Insurance Rider is only available for policies with applications signed prior to May 1, 2020.
Additional Term Insurance Cost of Insurance Charge	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: $0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit
Optional Benefit Charges
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.07 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount
[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Representative: an Issue Age 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk

Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Expense Risk Fees, Description [Text Block]	Per $1,000 of Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees, Representative Investor [Text Block]
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Base Policy Specified Amount

Expense Risk Fees (of Face Amount), Maximum [Percent]	3.14%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.07%
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.042%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	4.26%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	4.26%
Item 5. Principal Risks [Table Text Block]	Principal Risks Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness. Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges. Risk of Allocating Cash Value to the General Account Options Interest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options' floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse. General Account Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options. Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks. Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center. Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein. State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center. Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit Options Policy Owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states. Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit. Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death. Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated Premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.The interest rate attributable to the accumulated Premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Specification Pages. The maximum permitted dollar amount of the accumulated Premium account is subject to underwriting limitations in effect at the time of application, is referred to as the Death Benefit Option 3 Maximum Returnable Premium, and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 Maximum Returnable Premium amount.Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or•the guideline premium/cash value corridor test.If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Note: For policies with applications signed prior to June 14, 2021, if the cash value accumulation test was elected, the Overloan Lapse Protection Rider was not available. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide'sapproval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/ cash value corridor test are limited by Section 7702 of the Code.•Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.•Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A Policy Owner may not change to Death Benefit Option 3. However, a Policy Owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the surrender charges. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.Suicide If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A Policy Owner may not change to Death Benefit Option 3. However, a Policy Owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the surrender charges. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The Monthly Death Benefit Guarantee Premium
can change due to action by the policy owner
• When the Death Benefit Guarantee Period ends,
the policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
• No longer available for new issues
• Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
• Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
• Provides a conversion right, subject to limitations

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Only available for new or In Force policies in states
where the Long-Term Care Rider II is not approved
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• If purchased six months or more after the Policy
Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least
10% of the Total Specified Amount and no more
than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
•  No longer available for new issue or post-issue
election
• Insured must be between Attained Age 21 and 59
when the Rider is elected
• Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
• Provides a conversion right, subject to limitations

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
• Subject to eligibility requirements for accidental
death
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• No longer available for new issue or post-issue election • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Policy Riders and Rider ChargesPolicy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider. Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges. The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table. Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). For policies with applications signed prior to June 14, 2021: •For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).•For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Total Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, the Overloan Lapse Protection Rider is no longer available for new issues. For policies with applications signed prior to June 14, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);•The Insured is Attained Age 65 or older;•The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Children's Term Insurance Rider Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards. The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability. Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy. Long-Term Care Rider Benefit The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values. The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of: (1)2% of Long-Term Care Specified Amount in effect; or(2)the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider. Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Example:
Assume the Long-Term Care Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Owner can choose a monthly benefit up to 2% of the Long-Term Care Specified Amount ($10,000). If
there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is
Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Long-Term Care Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this Rider. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the Base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the Base Policy Specified Amount minus any Indebtedness will be paid.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.Terminating the Rider This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Long-Term Care Referral ServiceIf the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Rider Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings. The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.Spouse Life Insurance RiderThe benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured. Availability For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions: •the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and•the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level Premium, level benefit, permanent plan of whole life insurance, subject to limitations.Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right: (1)the request must be submitted in writing to the Service Center;(2)the conversion right must be exercised while both:(a)the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and(b)prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;(3)the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:(a)the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but(b)no more than 100% of the Spouse Life Insurance Rider Specified Amount;(4)the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;(5)the Premium for the new policy will be based on the rates in effect on the date of conversion;(6)the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and(7)no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount. The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly Deductions At any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the TI Accelerated Death Benefit Payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy Owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the death benefit option in effect is not Death Benefit Option 1 (level), it will be changed to Death Benefit Option 1 (level). The death benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of death benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.Accidental Death Benefit RiderThe benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy. Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings. The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider Benefit The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy. The amount credited to the policy will be the lesser of: •the Premium specified by the Policy Owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit. Benefit Duration If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Interaction with the Waiver of Monthly Deductions Rider This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge A monthly Premium Waiver Rider charge will be deducted if this Rider is elected. The Premium Waiver Rider charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months. The Rider charge is the product of the Premium specified by the Policy Owner and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings. The Premium Waiver Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider. Availability For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider. The Additional Term Insurance Rider coverage terminates on the earliest of the following dates: •the date the Insured dies;•the original Maturity Date of the base policy;•the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;•the date the policy terminates; or•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000
and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the Additional Term
Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact Cost of Insurance Charges Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.Additional Term Insurance Rider Charges A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value. Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount. Per $1,000 of Additional Term Insurance Rider Specified Amount Charge The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider. The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate. The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase. Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage and death benefit option impact the cost of the policy. The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed. Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this Rider The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy. Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force. Benefit Duration The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings. The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Benefits Available [Table Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard
• The Monthly Death Benefit Guarantee Premium
can change due to action by the policy owner
• When the Death Benefit Guarantee Period ends,
the policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
• Nationwide may modify, suspend, or discontinue
these programs at any time
• Transfers are only made monthly
See Policy Owner Services

Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
• Only available at the time of application, and only
initial Premium is eligible for the program
• Transfers are only permitted from the Fixed Account
• Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the general account options are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
• Only available to policies that are not modified
endowment contracts
• Policy owners are responsible for monitoring the
policy to prevent Lapse
• Program will terminate upon the occurrence of
specified events
• Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional
• No longer available for new issues
• Only available for policies for which the guideline
premium/cash value corridor life insurance
qualification test is elected
• Subject to eligibility requirements to invoke the
Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the
Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account
and may not be transferred out
• No further loans or partial surrenders may be taken
from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Children’s Term Insurance Rider	Provides term life insurance on the Insured’s children	Optional
• Insurance coverage for each insured child
continues until the earlier: (1) the policy anniversary
on or next following the date the Insured’s child
turns age 22, or (2) the policy anniversary on which
the Insured reaches Attained Age 65
• Provides a conversion right, subject to limitations

Long-Term Care Rider II	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• Insured must be between Attained Age 21 and 80
when the Rider is elected
• Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Long-Term Care Rider	Accelerates a portion of the Total Specified Amount for qualified long-term care services	Optional
• Only available for new or In Force policies in states
where the Long-Term Care Rider II is not approved
• Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
• If purchased six months or more after the Policy
Date, new evidence of insurability is required
• Long-Term Care Specified Amount must be at least
10% of the Total Specified Amount and no more
than 100% of the Total Specified Amount
• Subject to maximum monthly benefit
• Subject to eligibility requirements to invoke the
Rider
• Subject to an elimination period, a 90-day waiting
period, before benefits are paid
• Written notice of claim is required
• Benefit associated with the Rider may not cover all
long-term care costs incurred
• While benefit is being paid no loans or partial
surrenders may be taken from the policy

Spouse Life Insurance Rider	Death benefit payable upon death of the Insured Spouse	Optional
•  No longer available for new issue or post-issue
election
• Insured must be between Attained Age 21 and 59
when the Rider is elected
• Insured Spouse must be between Attained Age 18
and 69 when the Rider is elected
• Provides a conversion right, subject to limitations

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
• The Rider only applies to the Insured under the
base policy
• Invoking the Rider is subject to eligibility
requirements
• Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
• Amount of the accelerated death benefit payment
must be at least $10,000 and cannot exceed
$250,000
• The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
• Timing restrictions on coverage may apply
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
• Subject to annual and lifetime dollar amount
limitations
• 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
• Subject to eligibility requirements
• Insured must be between Attained Age 18 and 65
when the policy is issued
• Insured must have one of the qualifying critical
illness conditions to invoke this Rider
• Subject to annual and lifetime dollar amount
limitations
• Death Benefit must be changed to Death Benefit
option 1
• Partial Surrenders and Indebtedness will reduce
benefits
• Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
• The value of the benefit may be reduced by
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death	Optional
• Subject to eligibility requirements for accidental
death
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
5 and before the policy anniversary on which
Insured reaches Attained Age 65
• Coverage continues until Insured reaches Attained
Age 70

Premium Waiver Rider	Provides a monthly credit to the policy upon the Insured’s total disability	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly credit applied may not be sufficient to keep
the policy from Lapsing
• Cannot be elected if the Waiver of Monthly
Deductions Rider is elected
• If the Insured is younger than age 63 at the time of
the total disability, coverage continues until age 65
• If the Insured is age 63 or older at the time of the
total disability, coverage may continue for two years

Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• No longer available for new issue or post-issue election • If purchase after the Policy Date, evidence of insurability is required
Waiver of Monthly Deductions Rider	Waiver of policy charges if the Insured becomes totally disabled	Optional
• May be purchased on or after the policy
anniversary on which Insured reaches Attained Age
21 and before the policy anniversary on which
Insured reaches Attained Age 59
• Monthly charges will not be waived until the Insured
has been disabled for six consecutive months
• Benefit alone may not be sufficient to keep the
policy from Lapsing
• Cannot be elected if the Premium Waiver Rider is
elected
• If disability began before Attained Age 60, the
benefit may continue for as long as the disability
• If disability began between Attained Age 60 and 63,
the benefit may continue until Attained Age 65
• If the Insured’s total disability begins after Attained
Age 63, the benefit may continue for two years

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227150NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227150NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in policies issued before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	14.83%	5.55%	1.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.17%*	15.70%	13.27%	9.33%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - New World Fund®: Class 2 Investment Advisor: Capital Research and Management Company	0.82%*	16.00%	8.64%	4.69%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.49%*	2.89%	1.04%	1.52%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.56%*	13.21%	5.75%	4.46%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.76%*	12.83%	7.65%	4.88%
Equity	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.66%	14.89%	7.12%	5.19%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	14.11%	7.86%	4.89%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.11%	4.02%	3.10%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Federated Investment Management Company	0.74%*	6.14%	2.36%	2.25%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.99%	9.61%	7.69%	5.08%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.66%	33.34%	16.54%	11.50%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.70%	13.36%	2.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.68%	36.09%	19.52%	14.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.83%	20.41%	9.87%	4.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.70%	11.09%	5.12%	5.93%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	20.61%	16.63%	9.10%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.46%*	8.87%	7.25%	5.28%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1 Investment Advisor: Franklin Mutual Advisers, LLC	0.90%	20.55%	10.43%	6.24%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small- Mid Cap Growth VIP Fund: Class 1 Investment Advisor: Franklin Advisers, Inc.	0.83%*	27.12%	13.82%	9.24%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1 Investment Advisor: Franklin Advisers, Inc.	0.52%	4.76%	0.47%	0.98%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.50%*	3.19%	-1.89%	-0.41%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	7.77%	4.16%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	6.63%	4.90%	4.03%
Equity	Invesco - Invesco V.I. Global Fund: Series I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.82%	34.73%	12.30%	8.47%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.88%	18.13%	13.07%	8.93%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	21.06%	8.72%	3.80%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	1.13%	17.51%	10.66%	7.70%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.99%	12.53%	6.59%	4.76%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.97%	15.33%	8.81%	6.18%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.97%	16.53%	9.87%	6.90%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II) This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG	0.95%	13.99%	7.70%	5.51%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	26.47%	13.05%	8.74%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	54.27%	20.05%	16.86%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.75%	14.19%	13.52%	10.33%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	6.34%	1.21%	1.83%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	20.97%	13.05%	10.85%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	-2.11%	8.31%	6.39%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	7.93%	11.34%	8.52%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	14.72%	9.47%	6.36%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	5.77%	2.01%	1.47%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	12.73%	12.90%	8.73%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.93%*	13.84%	8.79%	6.84%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	8.70%	4.89%	3.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	1.00%*	19.74%	11.29%	7.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.86%*	13.40%	6.79%	4.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.91%*	16.45%	9.01%	6.19%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.77%*	8.91%	3.63%	2.93%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.82%*	12.70%	5.21%	3.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.81%*	12.61%	6.58%	4.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.88%*	14.95%	8.02%	5.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.95%*	18.07%	10.25%	6.84%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.82%*	11.88%	5.79%	4.29%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.63%*	7.40%	2.08%	2.14%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	23.88%	15.51%	11.84%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	5.19%	0.72%	1.45%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.99%*	5.66%	0.19%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.42%	4.80%	1.63%	1.01%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.46%	17.58%	7.90%	4.02%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.09%	17.47%	11.52%	8.33%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.76%	19.52%	9.47%	6.89%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	13.14%	5.74%	4.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	16.56%	7.73%	5.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	8.16%	2.79%	2.69%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.59%*	12.38%	4.38%	3.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.60%*	13.20%	5.90%	4.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	14.95%	6.68%	5.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.73%	18.14%	8.60%	6.35%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.70%	11.45%	4.74%	3.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	5.22%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.73%*	20.48%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	5.95%	1.45%	1.36%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	16.06%	12.16%	8.86%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	25.96%	15.41%	11.76%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.60%*	16.35%	9.45%	6.69%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	8.82%	10.06%	7.92%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	5.91%	2.12%	1.87%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC	0.88%	19.08%	9.96%	4.14%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC	0.57%	15.92%	14.78%	10.54%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	26.11%	16.09%	12.59%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	4.37%	4.21%	2.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.86%	2.96%	11.24%	11.30%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	19.63%	11.36%	10.22%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.12%	-3.58%	10.61%	-1.01%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	0.85%*	11.31%	8.84%	8.22%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL - Series H | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Accumulator IVUL - Series H | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Nationwide Accumulator IVUL - Series H | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insured, see Fee Table and Standard Policy Charges.
Nationwide Accumulator IVUL - Series H | RiskofAllocatingCashValuetotheGeneralAccountOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the General Account Options Interest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the general account options may not exceed the Fixed Account’s guaranteed minimum interest crediting rate or the indexed interest options' floor rates, see Minimum Guaranteed Interest Rate and Indexed Interest Strategies Interest Crediting. Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Accumulator IVUL - Series H | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Nationwide Accumulator IVUL - Series H | GeneralAccountOptionsTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	General Account Options Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.
Nationwide Accumulator IVUL - Series H | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Accumulator IVUL - Series H | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL - Series H | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Accumulator IVUL - Series H | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL - Series H | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Accumulator IVUL - Series H | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Accumulator IVUL - Series H | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Accumulator IVUL - Series H | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Nationwide Accumulator IVUL - Series H | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the Policy Owner.• Each investment option and each general account option will have its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.• Investment Experience of the policy can vary depending on the available policy investment options selected by the Policy Owner.See Principal Risks.
Nationwide Accumulator IVUL - Series H | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Accumulator IVUL - Series H | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Nationwide Accumulator IVUL - Series H | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Accumulator IVUL - Series H | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableInternationalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Nationwide Accumulator IVUL - Series H | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Accumulator IVUL - Series H | AmericanFundsInsuranceSeriesNewWorldFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Nationwide Accumulator IVUL - Series H | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.52%
Nationwide Accumulator IVUL - Series H | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Nationwide Accumulator IVUL - Series H | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Nationwide Accumulator IVUL - Series H | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Accumulator IVUL - Series H | DeutscheDWSVariableSeriesIDWSCapitalGrowthVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Nationwide Accumulator IVUL - Series H | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Nationwide Accumulator IVUL - Series H | DFAInvestmentDimensionsGroupIncVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Nationwide Accumulator IVUL - Series H | FederatedHermesInsuranceSeriesFederatedHermesQualityBondFundIIPrimarySharesMember
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Nationwide Accumulator IVUL - Series H | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide Accumulator IVUL - Series H | FranklinTempletonVariableInsuranceProductsTrustFranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Nationwide Accumulator IVUL - Series H | FranklinTempletonVariableInsuranceProductsTrustFranklinMutualGlobalDiscoveryVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Nationwide Accumulator IVUL - Series H | FranklinTempletonVariableInsuranceProductsTrustFranklinSmallMidCapGrowthVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	27.12%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Nationwide Accumulator IVUL - Series H | FranklinTempletonVariableInsuranceProductsTrustFranklinUSGovernmentSecuritiesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.76%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide Accumulator IVUL - Series H | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
Nationwide Accumulator IVUL - Series H | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Nationwide Accumulator IVUL - Series H | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.63%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Nationwide Accumulator IVUL - Series H | InvescoInvescoVIGlobalFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Nationwide Accumulator IVUL - Series H | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Nationwide Accumulator IVUL - Series H | InvescoOppenheimerVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Accumulator IVUL - Series H | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Nationwide Accumulator IVUL - Series H | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Nationwide Accumulator IVUL - Series H | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModerateSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	6.18%
Nationwide Accumulator IVUL - Series H | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModeratelyConservativeSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Accumulator IVUL - Series H | JanusAspenSeriesJanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Nationwide Accumulator IVUL - Series H | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Nationwide Accumulator IVUL - Series H | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.32%
Nationwide Accumulator IVUL - Series H | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Nationwide Accumulator IVUL - Series H | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Nationwide Accumulator IVUL - Series H | LeggMasonPartnersVariableEquityTrustClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Nationwide Accumulator IVUL - Series H | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Nationwide Accumulator IVUL - Series H | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustMFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	10.85%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustMFSUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	5.77%
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	1.47%
Nationwide Accumulator IVUL - Series H | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.84%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	19.74%
Average Annual Total Returns, 5 Years [Percent]	11.29%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.70%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.61%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyConservativeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSCoreFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	23.88%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	1.45%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassVMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	17.47%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.38%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.95%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassPMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.22%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.48%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	16.06%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	25.96%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	6.69%
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Nationwide Accumulator IVUL - Series H | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Nationwide Accumulator IVUL - Series H | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Nationwide Accumulator IVUL - Series H | PutnamVariableTrustPutnamVTInternationalValueFundClassIAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IA
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Nationwide Accumulator IVUL - Series H | PutnamVariableTrustPutnamVTLargeCapValueFundClassIAMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Nationwide Accumulator IVUL - Series H | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Nationwide Accumulator IVUL - Series H | RydexVariableTrustMultiHedgeStrategiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Accumulator IVUL - Series H | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Nationwide Accumulator IVUL - Series H | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Nationwide Accumulator IVUL - Series H | VanEckVIPTrustVanEckVIPGlobalResourcesFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(3.58%)
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	(1.01%)
Nationwide Accumulator IVUL - Series H | VirtusVariableInsuranceTrustVirtusDuffPhelpsRealEstateSecuritiesSeriesClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Nationwide Accumulator IVUL - Series H | AllianceBernsteinVariableProductsSeriesFundIncABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Nationwide Accumulator IVUL - Series H | IvyVariableInsurancePortfoliosMacquarieVIPPathfinderModeratelyAggressiveSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	16.53%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Nationwide Accumulator IVUL - Series H | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	46.32%
Offered Ending [Date]	May 01, 2021
Nationwide Accumulator IVUL - Series H | CappedIndexedInterestStrategyMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Capped Indexed Interest Strategy Charge[1]
Other Transaction Fee, When Deducted [Text Block]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate
Other Transaction Fee, Current [Percent]	0.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
Nationwide Accumulator IVUL - Series H | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[2]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Nationwide Accumulator IVUL - Series H | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, all policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). For policies with applications signed prior to June 14, 2021: •For policies for which the cash value accumulation life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider II (state law permitting).•For policies for which the guideline premium/cash value corridor life insurance qualification test was elected, this Rider is not available.The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);•The Insured is Attained Age 65 or older;•The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value. Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Calculation Method of Benefit [Text Block]
Example:
Assume the policy is currently In Force and the following:
• The policy was issued with the cash value accumulation life insurance qualification test
• Insured’s Attained Age is 77
• Policy is in its 23rd policy year
• Death Benefit Option 2
• Total Specified Amount: $500,000
• Indebtedness: $195,000
• Long-term care benefits paid: $120,000
• Cash Value: $375,000
• Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.

Nationwide Accumulator IVUL - Series H | OverloanLapseProtectionRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	47.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issues• Only available for policies for which the guideline premium/cash value corridor life insurance qualification test is elected• Subject to eligibility requirements to invoke the Rider• Election to invoke is irrevocable• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)• Cash Value will be transferred to the Fixed Account and may not be transferred out• No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Operation of Benefit [Text Block]	Overloan Lapse Protection RiderA Policy Owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability For policies with applications signed on or after June 14, 2021, the Overloan Lapse Protection Rider is no longer available for new issues. For policies with applications signed prior to June 14, 2021, and for which the guideline premium/cash value corridor life insurance qualification test was elected, such policies will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 94% to 99% based upon the Insured's Attained Age);•The Insured is Attained Age 65 or older;•The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force; and•All amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate except the Additional Term Insurance Rider, if applicable. An election to invoke the Overloan Lapse Protection Rider is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1.(2)The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.(3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Calculation Method of Benefit [Text Block]	Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 or 3 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value or Premium component respectively. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on the policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.
(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000 will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider Charge The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the general account options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 4.75% as shown in the Rider. If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Nationwide Accumulator IVUL - Series H | AcceleratedDeathBenefitforTerminalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Terminal Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the RiderUpon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Other Transaction Fee (of Other Amount), Maximum [Percent]	200.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	30.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	Provides a one-time terminal illness benefit payment
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Rider only applies to the Insured under the base policy• Invoking the Rider is subject to eligibility requirements• Requested Percentage must not exceed 50% of the Base Policy Specified Amount• Amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000• The minimum Base Policy Specified Amount for the policy must still be met after processing the acceleration request• Timing restrictions on coverage may apply• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness RiderThis Rider is automatically issued with the policy. The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a terminal illness. A terminal illness is a non-correctable illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The TI Accelerated Death Benefit Payment can be used for any purpose. Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider: •The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.•The effective date of the Rider must be at least two years before the Maturity Date.•Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).•Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.•The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.•The amount of the TI Accelerated Death Benefit Payment must be at least $10,000 and cannot exceed $250,000.•A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.•The Accelerated Death Benefit for Terminal Illness Rider may not be used if it is subject under law to the claims of any creditors.If the TI Accelerated Death Benefit Payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. The Base Policy Specified Amount will be reduced by an amount equal to the Base Policy Specified Amount multiplied by the requested benefit percentage. The Cash Value and other policy values will be reduced in the same proportion as the Base Policy Specified Amount. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values. Impact of Invoking the Accelerated Death Benefit for Terminal Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under this Rider. Waiver of Monthly Deductions At any time when a terminal illness benefit payment has been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate. Accelerated Death Benefit for Terminal Illness Rider Charges Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the TI Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses. The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page. The interest rate used for the interest rate discount component will never be greater than 8%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the Moody’s Corporate Bond Yield Average – Monthly. In the event that Moody’s Corporate Bond Yield Average - Monthly is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner. The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the TI Accelerated Death Benefit Payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the TI Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%. This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy. Calculation of the Accelerated Death Benefit When making a claim for acceleration of the Death Benefit, a Policy Owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage." The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable. The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	TI Accelerated Death Benefit Payment
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
Example:
Assume the Base Policy Specified Amount is $100,000, the Cash Value (CV) is $42,000,
and the Requested Percentage (RP) of the Base Policy Specified Amount is 50%. Also
assume Indebtedness in the amount of $10,000, unpaid Premium of $500, an aggregate
Rider charge of $3,500, and an Administrative Expense Charge of $250.

Using the above assumptions, here is how the TI Accelerated Death Benefit (ADB) would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750

The reduction factor for calculating the remaining Base Policy Specified Amount and Cash Value is calculated as (1 – RP). (1 - .5) = .5

.5 x $100,000 = $50,000 the remaining Base Policy Specified Amount
.5 x $42,000 = $21,000 the remaining Cash Value

A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center. Eligibility and Conditions for Payment The following eligibility and conditions apply for payment under the Rider: •The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance provided by elected Riders.•Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the TI Accelerated Death Benefit Payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.•Nationwide must receive satisfactory evidence that the Insured has a terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, Policy Owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Nationwide Accumulator IVUL - Series H | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides for chronic illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim• Subject to annual and lifetime dollar amount limitations• 90-day waiting period applies for the first claim; waiting period may apply for subsequent claims• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of up to 20% of the CI Eligible Specified Amount once in any twelve-month period, subject to annual and lifetime dollar amount limitations on the available CI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CI Eligible Specified Amount, maximum annual and remaining lifetime CI Unadjusted Accelerated Death Benefit Payment and the maximum amount by which the Base Policy Specified Amount can be reduced and are subject to change if there are changes to Base Policy Specified Amount, change of Death Benefit option in effect, and/or payment of accelerated death benefits from other Riders. Chronic illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum could extend the length of time over which the benefit is available. However, the maximum annual benefit is not cumulative; taking less than the maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy that is not issued with the Long-Term Care Rider II and for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. This Rider is only available for issue on the Policy Date. If this Rider is issued with the policy and the Policy Owner later applies for and is issued the Long-Term Care Rider II, this Rider will terminate. Eligibility Requirements To invoke this Rider, the Insured must be certified by a licensed health care practitioner within 30 days prior to submitting a claim as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair); and (3) being expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment for the remainder of their life or substantial assistance with activities of daily living for the remainder of their life. In addition, a 90-day waiting period beginning the day the Insured is certified must be satisfied for the first claim and for any subsequent claim that is submitted more than 90 calendar days after the anniversary of the most recent prior chronic illness benefit payment date. Proof of care services received or expenses incurred is not required. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the chronic illness benefit payment.Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CI Unadjusted Accelerated Death Benefit Payment on the applicable chronic illness benefit payment date minus the following charge and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first chronic illness benefit payment date, if the death benefit option in effect is not Death Benefit Option 1 (level), it will be changed to Death Benefit Option 1 (level). The death benefit option is not permitted to be changed at any time after the first chronic illness benefit payment date. On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable chronic illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Average – Monthly published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable chronic illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion of the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. If a claim for a chronic illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CI Eligible Specified Amount, and the maximum annual and lifetime CI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any chronic illness benefit payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Critical Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for critical illness at the same time, benefits will first be payable under the Rider that accelerates the Death Benefit for critical illness. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when chronic illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is expected to need substantial supervision to protect the Insured from threats to health and safety due to cognitive impairment or substantial assistance with at least two activities of daily living for the remainder of their life. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CI Accelerated Death Benefit Payment on policy values. Within 30 days of receiving a CI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider or add a rider that provides long-term care benefits;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a chronic illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Chronic Illness The CI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas and example below: 1.Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CI Accelerated Death Benefit Payment
UPmt	=	CI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CI Accelerated Death Benefit Payment
PRP	=	CI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CI Unadjusted Accelerated
Death Benefit Payment is $100,000. Also assume a Cash Value of $40,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 1.5.

Using the above assumptions, the CI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CI Accelerated Death Benefit Payment:
SApost	=	$500,000 - $100,000 x 1.5
	=	$350,000
2. Calculate the CI Proportional Reduction Percentage:
PRP	=	[($500,000 – $100,000 x 1.5) / $500,000
	=	$350,000 / $500,000
	=	0.7
3. Calculate the CI Accelerated Death Benefit Payment:
ADB	=	$100,000 – [$250 + (1 – 0.7) x $10,000+ $500]
ADB	=	$100,000 – [$250 + $3,000 + $500]
ADB	=	$100,000 – $3,750
ADB	=	$96,250
4. Calculate the Cash Value after payment of the CI Accelerated Death Benefit Payment:
CVpost	=	$40,000 x 0.7
	=	$28,000
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL - Series H | AcceleratedDeathBenefitforCriticalIllnessRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Critical Illness Rider Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee, Maximum [Dollars]	$ 250.00
Other Transaction Fee, Current [Dollars]	$ 250.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Purpose of Benefit [Text Block]	Provides for critical illness benefit payments
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements• Insured must be between Attained Age 18 and 65 when the policy is issued• Insured must have one of the qualifying critical illness conditions to invoke this Rider• Subject to annual and lifetime dollar amount limitations• Death Benefit must be changed to Death Benefit option 1• Partial Surrenders and Indebtedness will reduce benefits• Receipt of accelerated death benefits may be taxable and may adversely impact eligibility for other government benefits• The value of the benefit may be reduced by benefits paid under other Riders
Name of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Critical Illness Rider The benefit associated with this Rider is that, subject to the Insured meeting the eligibility requirements and Nationwide’s approval of a claim, the Policy Owner can request to be paid a lump sum of the lesser of 10% of the CRI Eligible Specified Amount or $25,000, subject to annual and lifetime dollar amount limitations on the available CRI Unadjusted Accelerated Death Benefit Payment defined in the Rider and Policy Specification Pages. The CRI Eligible Specified Amount and the maximum annual and remaining lifetime CRI Unadjusted Accelerated Death Benefit Payment, are subject to change if there are changes to Base Policy Specified Amount, change of death benefit option in effect, and/or payment of accelerated death benefits from other Riders. The number of claims that may be paid under this Rider is limited to a maximum of 5. Critical illness benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A Policy Owner may request a CRI Unadjusted Accelerated Death Benefit Payment less than the maximum available amount. Choosing an amount less than the available maximum benefit in one year does not add the difference to the maximum annual benefit amount available in succeeding years. Note: The receipt of accelerated death benefits may be taxable, see Taxes. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. Availability For policies with applications signed on or after May 1, 2021 or the date of state availability whichever is later, this Rider will be issued on the Policy Date with any policy for which the Insured’s Attained Age is between 18 and 65 and they meet Nationwide’s underwriting requirements for this Rider. Eligibility Requirements To invoke this Rider, the Insured must have one of the following qualifying critical illness conditions, including any required diagnosis, physician qualifications, and completion of any required time of treatment or survival as described in the Rider: •cancer;•stroke;•heart valve replacement/repair;•heart attack;•kidney failure;•major organ transplant;•paralysis; or•sudden cardiac arrest.Nationwide must receive written documentation dated after the Policy Date and within 365 days prior to submitting the claim that the Insured meets the applicable requirements of the critical illness qualifying condition on which a claim is based. A copy of the Rider with detailed requirements for each of the critical illness qualifying conditions is available upon request from our Service Center, see Contacting the Service Center. Nationwide has the right to verify that all criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. Additionally, the following limitations on eligibility apply: •the qualifying critical illness condition was not the basis of a prior approved claim under this Rider;•the condition a claim is based on must not be the result of an intentionally self-inflicted injury or attempted suicide, while sane or insane;•applicable law must not require this benefit to meet the claims of creditors, whether in bankruptcy or otherwise;•the Policy Owner must not be required by a government agency to claim this benefit in order to apply for, obtain, or keep a government benefit or entitlement;•Nationwide must have received a signed acknowledgment of concurrence with the payment from all assignees, irrevocable beneficiaries, or other parties with an interest in the policy; and•the policy must not be disqualified as life insurance as defined in the Internal Revenue Code, as amended, as a result of the critical illness benefit payment.Critical Illness Benefit Payment Calculation – Administrative Charge and Deductions A benefit payment under this Rider is equal to the CRI Unadjusted Accelerated Death Benefit Payment on the applicable critical illness benefit payment date minus the following charges and deductions in the order listed: (1)the Rider’s administrative charge to compensate Nationwide for claims processing and other administrative expenses. The guaranteed maximum Rider administrative charge is $250;(2)any due and unpaid Premium and/or policy charges if the policy is in a Grace Period, which will be applied to the policy as Premium to pay the due and unpaid Premium and/or policy charges; and(3)a portion of the CRI Unadjusted Accelerated Death Benefit Payment equal to any Indebtedness multiplied by, the number one minus the CRI Proportional Reduction Percentage, which will be applied as a loan repayment.A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CRI Unadjusted Accelerated Death Benefit Payment, and amount of the CRI Accelerated Death Benefit Payment, as described above. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy Prior to processing the Rider’s benefit payment on the first critical illness benefit payment date, if the Death Benefit option in effect is not Death Benefit option 1 (level), it will be changed to Death Benefit option 1 (level). The Death Benefit option is not permitted to be changed at any time after the first critical illness benefit payment date. On each critical illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CRI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CRI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CRI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked. The non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide will be calculated so that the CRI Accelerated Death Benefit Payment will be at least equal to the reduction to the Cash Surrender Value resulting from payment of a claim, using: (1)a mortality assumption which may vary by the Attained Age and sex of the Insured; and(2)an interest rate that will not exceed the greater of:(a)the then current yield on 90-day treasury bills available on the applicable critical illness benefit payment date; or(b)the then current maximum adjustable policy loan interest rate based on applicable state insurance law limits and the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Service, Inc., or successor thereto, for the calendar month ending two months before the applicable critical illness benefit payment date.Note: The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using Nationwide’s then current expectations for mortality for the Insured’s Attained Age and sex and then current interest rates. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. Nationwide uses a non-guaranteed Base Policy Specified Amount reduction factor to manage its risk in paying a portion the Death Benefit prior to the Insured’s death while potentially providing a more favorable factor than could be offered if it was guaranteed on the Policy Date. The lower the Base Policy Specified Amount reduction factor used, the greater the CRI Accelerated Death Benefit Payment. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center. On a guaranteed basis factors used to reduce the Base Policy Specified Amount will generally be lower as the Insured’s Attained Age increases, which may result in a smaller reduction of the Base Policy Specified Amount for the same CRI Unadjusted Accelerated Death Benefit Payment taken at a later Attained Age. However, on a current basis the Base Policy Specified Amount reduction factor calculation can increase or decrease from one year to the next. Contact Nationwide for information about the Base Policy Specified Amount reduction factor applicable to the Insured at any time, see Contacting the Service Center. A disclosure statement will be provided at the time of a claim stating the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. If a claim for a critical illness benefit payment is approved by Nationwide, each of the following policy elements are proportionally reduced by multiplying them by the CRI Proportional Reduction Percentage: (1)if greater than zero, any Cash Value in the order for partial surrenders, see Partial Surrender; and(2)any required Premium for the policy, policy features, and any other attached Riders.Any other policy charges and policy values in effect at the time the request for payment is processed may change to reflect the new Base Policy Specified Amount, and Cash Value. Impact of Partial Surrenders and Indebtedness on Rider Benefits Taking partial Surrenders may reduce the Base Policy’s Specified Amount, the CRI Eligible Specified Amount, and the maximum annual and lifetime CRI Unadjusted Accelerated Death Benefit Payment. Outstanding Indebtedness on the date a CRI Accelerated Death Benefit Payment is calculated will reduce the amount of the CRI Accelerated Death Benefit Payment, because a portion of any CRI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CRI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CRI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force. Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. Accelerated Death Benefit for Terminal Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for terminal illness at the same time, benefits will first be payable under the rider that accelerates the Death Benefit for terminal illness. Any critical illness benefit payment payable will be based on the CRI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for terminal illness. Accelerated Death Benefit for Chronic Illness If the Insured makes a claim for benefits under this Rider and a rider that permits acceleration of the Death Benefit for chronic illness at the same time, benefits will first be payable under this Rider. Any CI Accelerated Death Benefit Payment payable will be based on the CI Eligible Specified Amount after reduction for payment of the accelerated Death Benefit for critical illness. Waiver of Monthly Deductions At any time when critical illness benefit payments have been paid, the dollar amount of monthly charge deductions waived will be calculated using the reduced Base Policy Specified Amount and Cash Value. Overloan Lapse Protection Upon invoking the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider, this Rider will terminate.Claims Upon receiving notice of a claim, a disclosure statement will be provided projecting the amount of the applicable Base Policy Specified Amount reduction factor and the impact of taking the CRI Accelerated Death Benefit Payment on policy values. Nationwide requires written proof of claim, consisting of detailed documentation that describes and confirms the Insured has been diagnosed with a qualifying Critical Illness condition. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. Nationwide reserves the right to require that the Insured, at their own expense for any necessary travel, be physically present in the United States, its territories or possessions, at the time of obtaining a written certification and at the time any medical opinions and physical examinations are obtained. Within 30 days of receiving a CRI Accelerated Death Benefit Payment, the Policy Owner may return it to the Service Center. The CRI Accelerated Death Benefit Payment and related charges will be credited to the policy, and any related changes to the policy will be reversed. Terminating the Rider This Rider terminates on the earliest of the following: (1)the Policy Monthaversary on or next following the date Nationwide receives the Policy Owner’s written request to terminate this Rider;(2)upon termination of the policy to which this Rider is attached;(3)an overloan lapse protection Rider, if applicable, is invoked; or(4)the Insured’s date of death.Termination of this Rider, except due to a full surrender of the policy, will not prevent the payment of any accelerated Death Benefits for a critical illness that occurred while this Rider was In Force, except when amounts have been paid or are payable as the Death Benefit. If termination of this Rider is due to a full surrender of the policy, no benefit will be payable under this Rider. Calculation of the Accelerated Death Benefit for Critical Illness The CRI Accelerated Death Benefit Payment, reduced Base Policy Specified Amount, and reduced Cash Value are calculated in accordance with the formulas below: 1.Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment:
SApost	=	SApre – Upmt * SARF
Where:
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
SARF	=	Base Policy Specified Amount reduction factor
2.Calculate the CRI Proportional Reduction Percentage:
PRP	=	SApost / SApre
Where:
PRP	=	CRI Proportional Reduction Percentage
SApost	=	Base Policy Specified Amount after payment of CRI Accelerated Death Benefit Payment
SApre	=	Base Policy Specified Amount prior to payment of CRI Accelerated Death Benefit Payment
3.Calculate the Accelerated Death Benefit Payment:
ADB	=	[UPmt] – [AC + (1 – PRP) x OPL + UP]
Where:
ADB	=	CRI Accelerated Death Benefit Payment
UPmt	=	CRI Unadjusted Accelerated Death Benefit Payment
AC	=	Administrative Charge
PRP	=	CRI Proportional Reduction Percentage
OPL	=	Indebtedness on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
4.Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	CVpre x PRP
Where:
CVpost	=	Cash Value after payment of CRI Accelerated Death Benefit Payment
CVpre	=	Cash Value prior to payment of CRI Accelerated Death Benefit Payment
PRP	=	CRI Proportional Reduction Percentage
Example:
Assume the Base Policy Specified Amount is $500,000 and the CRI Unadjusted
Accelerated Death Benefit is $20,000. Also assume a Cash Value of $80,000, Indebtedness in the amount of $10,000, unpaid Premium of $500 and a Rider administrative charge of
$250. The Base Policy Specified Amount reduction factor in this example is 3.5.

Using the above assumptions, the CRI Accelerated Death Benefit Payment, the actual net benefit amount that Nationwide will pay, and reduction to the Base Policy Specified Amount and Cash Value are calculated as follows:

1. Calculate the Base Policy Specified Amount after payment of the CRI Accelerated Death Benefit Payment
SApost	=	$500,000 - $20,000 x 3.5
$430,000
2. Calculate the CRI Proportional Reduction Percentage:
PRP	=	[($500,000 – $20,000 x 3.5) / $500,000
$430,000 / $500,000
0.86
3. Calculate the CRI Accelerated Death Benefit Payment:
ADB	=	$20,000 – [$250 + (1 – 0.86) x $10,000+ $500]
ADB	=	$20,000 – [$250 + $1,400 + $500]
ADB	=	$20,000 – $2,150
ADB	=	$17,850
4. Calculate the Cash Value after payment of the CRI Accelerated Death Benefit Payment:
CVpost	=	$80,000 x 0.86
$68,800
A disclosure statement providing all of the values necessary to perform the calculation above at a particular point in time and a projection of impacts to policy values is available upon request by contacting the Service Center, see Contacting the Service Center.
Nationwide Accumulator IVUL - Series H | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge
Insurance Cost (of Other Amount), Maximum [Percent]	2.08%
Administrative Expenses, When Deducted [Text Block]	Monthly
Nationwide Accumulator IVUL - Series H | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.90%
Optional Benefit Expense (of Other Amount), Current [Percent]	3.90%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Nationwide Accumulator IVUL - Series H | ChildrensTermInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children's Term Insurance Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.43%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.43%
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term life insurance on the Insured’s children
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Insurance coverage for each insured child continues until the earlier: (1) the policy anniversary on or next following the date the Insured’s child turns age 22, or (2) the policy anniversary on which the Insured reaches Attained Age 65• Provides a conversion right, subject to limitations
Name of Benefit [Text Block]	Children’s Term Insurance Rider
Operation of Benefit [Text Block]	Children's Term Insurance Rider Subject to underwriting approval, a Policy Owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Calculation Method of Benefit [Text Block]
Example:
Assume the Children’s Term Insurance Rider Specified Amount is $15,000 and the Insured
has two children that meet the definition of insured child and the Rider is In Force. If one of the children dies, $15,000 will be paid to the named beneficiary. The rider would continue to remain in effect as long the second child meets the definition of insured child. Upon the death of the second insured child, an additional $15,000 would be paid to the named beneficiary as long as coverage under the Rider has not otherwise terminated.

Children’s Term Insurance Rider Charge A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards. The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL - Series H | LongTermCareRiderIIMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term CareRider II Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Issue Age 35 male single preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Long-Term Care Rider II
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• Insured must be between Attained Age 21 and 80 when the Rider is elected• Long-Term Care Specified Amount must be at least $100,000 and no more than the maximum determined in underwriting• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Long-Term Care Rider II
Operation of Benefit [Text Block]	Long-Term Care Rider II For policies with Insureds with Attained Ages between 21 and 80 and subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider. There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider II Benefit The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value. This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or(2)twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or(3)1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount minus IndebtednessThe maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.
Example:
Assume the Long-Term Care Specified Amount is $400,000 and the elected percentage is
3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the Long-Term
Care Specified Amount ($400,000 x 3% = $12,000). If there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Base
Policy Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured. In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does not require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Base Policy Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.•Accelerated Death Benefit for Chronic Illness Rider: If this Rider is issued on the Policy Date, the Accelerated Death Benefit for Chronic Illness Rider is not available. If the Accelerated Death Benefit for Chronic Illness Rider is issued with the policy and this Rider is later applied for and issued, the Accelerated Death Benefit for Chronic Illness Rider will terminate and cannot be re-added to the policy even if this Rider is later terminated.•Accelerated Death Benefit for Critical Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is critically ill.Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Terminating the Rider The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid. Long-Term Care Rider II Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings. The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL - Series H | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long-Term Care Rider Net Amount At Risk

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	12.90%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Accelerates a portion of the Total Specified Amount for qualified long-term care services
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available for new or In Force policies in states where the Long-Term Care Rider II is not approved• Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events• If purchased six months or more after the Policy Date, new evidence of insurability is required• Long-Term Care Specified Amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount• Subject to maximum monthly benefit• Subject to eligibility requirements to invoke the Rider• Subject to an elimination period, a 90-day waiting period, before benefits are paid• Written notice of claim is required• Benefit associated with the Rider may not cover all long-term care costs incurred• While benefit is being paid no loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability. Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy. Long-Term Care Rider Benefit The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values. The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of: (1)2% of Long-Term Care Specified Amount in effect; or(2)the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness. A Policy Owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider. Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Example:
Assume the Long-Term Care Specified Amount is $500,000. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Owner can choose a monthly benefit up to 2% of the Long-Term Care Specified Amount ($10,000). If
there is no Indebtedness, this monthly benefit will be paid until either the Insured no longer meets the eligibility requirements or the entire $500,000 has been paid. If there is
Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to the Long-Term Care Specified Amount minus Indebtedness.

Invoking the Rider To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this Rider. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date. Impact of Invoking the Long-Term Care Rider on the Policy and other Riders Any portion of the Death Benefit accelerated to pay benefits under this Rider will reduce the amount available to pay benefits under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount. Benefits paid under any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount will reduce the amount available to pay benefits under this Rider. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.•Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.•Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the Base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the Base Policy Specified Amount minus any Indebtedness will be paid.•Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.•Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.•Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.Terminating the Rider This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Long-Term Care Referral ServiceIf the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Claims Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Rider Charge A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings. The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Nationwide Accumulator IVUL - Series H | SpouseLifeInsuranceRiderMember
Prospectus:
Administrative Expenses, Representative Investor [Text Block]
Representative Spouse: an Attained Age 35 female non- tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount

Optional Benefit Charge, Description [Text Block]	Spouse Life Insurance Rider Charge
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	10.23%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Other Annual Expense, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Spouse Life Insurance Rider
Purpose of Benefit [Text Block]	Death benefit payable upon death of the Insured Spouse
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issue or post-issue election• Insured must be between Attained Age 21 and 59 when the Rider is elected• Insured Spouse must be between Attained Age 18 and 69 when the Rider is elected• Provides a conversion right, subject to limitations
Name of Benefit [Text Block]	Spouse Life Insurance Rider
Operation of Benefit [Text Block]	Spouse Life Insurance RiderThe benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured. Availability For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions: •the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and•the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level Premium, level benefit, permanent plan of whole life insurance, subject to limitations.Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right: (1)the request must be submitted in writing to the Service Center;(2)the conversion right must be exercised while both:(a)the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and(b)prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;(3)the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:(a)the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but(b)no more than 100% of the Spouse Life Insurance Rider Specified Amount;(4)the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;(5)the Premium for the new policy will be based on the rates in effect on the date of conversion;(6)the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and(7)no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Calculation Method of Benefit [Text Block]
Example:
Assume wife (the Insured) purchased a policy and elected the Spouse Life Insurance Rider with a Spouse Life Insurance Rider Specified Amount of $50,000 and named husband as the Insured Spouse. Both the Insured and Insured Spouse met the age requirements for the
Rider at the time of election. If Insured Spouse dies prior to reaching Attained Age 70 and the Rider has not otherwise terminated, a death benefit in the amount of $50,000 is payable to the designated beneficiary.

Spouse Life Insurance Rider Charge A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount. The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Nationwide Accumulator IVUL - Series H | SpouseLifeInsuranceRiderMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2020
Nationwide Accumulator IVUL - Series H | AccidentalDeathBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.05%
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Payment of a benefit in addition to the Death Benefit upon the Insured’s accidental death
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Subject to eligibility requirements for accidental death• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 5 and before the policy anniversary on which Insured reaches Attained Age 65• Coverage continues until Insured reaches Attained Age 70
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Operation of Benefit [Text Block]	Accidental Death Benefit RiderThe benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The Policy Owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy. Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the policy is issued with a Base Policy Specified Amount of $500,000, an
Accidental Death Benefit Rider Specified Amount of $100,000, and Death Benefit Option 1.
If the Insured dies by accident as defined above prior to reaching Attained Age 70, the total death benefit paid to the beneficiary would be $600,000, as long as the Rider has not otherwise terminated.

Accidental Death Benefit Rider Charge A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings. The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL - Series H | WaiverofMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions RiderCharge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	855.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	85.00%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	Waiver of policy charges if the Insured becomes totally disabled
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly charges will not be waived until the Insured has been disabled for six consecutive months• Benefit alone may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Premium Waiver Rider is elected• If disability began before Attained Age 60, the benefit may continue for as long as the disability• If disability began between Attained Age 60 and 63, the benefit may continue until Attained Age 65• If the Insured’s total disability begins after Attained Age 63, the benefit may continue for two years
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deductions RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A Policy Owner may not purchase both this Rider and the Premium Waiver Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider. Benefits Provided by this Rider The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy. Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The Policy Owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force. Benefit Duration The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Example:
Assume the following:
• The Waiver of Monthly Deductions Rider is elected and the Premium Waiver Rider has not been purchased;
• The Insured has been totally disabled for six consecutive months and the Insured’s disability is not a result of a risk not assumed; and
• At the time of disability, the Insured’s Attained Age was 57.

The policy’s monthly deductions will be waived (not deducted from the Cash Value) until the
Insured is no longer disabled, or until the Waiver of Monthly Deductions Rider is terminated.

Waiver of Monthly Deductions Rider Charge A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings. The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL - Series H | PremiumWaiverRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Waiver Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 35 male preferred non- tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	315.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	42.00%
Name of Benefit [Text Block]	Premium Waiver Rider
Purpose of Benefit [Text Block]	Provides a monthly credit to the policy upon the Insured’s total disability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• May be purchased on or after the policy anniversary on which Insured reaches Attained Age 21 and before the policy anniversary on which Insured reaches Attained Age 59• Monthly credit applied may not be sufficient to keep the policy from Lapsing• Cannot be elected if the Waiver of Monthly Deductions Rider is elected• If the Insured is younger than age 63 at the time of the total disability, coverage continues until age 65• If the Insured is age 63 or older at the time of the total disability, coverage may continue for two years
Name of Benefit [Text Block]	Premium Waiver Rider
Operation of Benefit [Text Block]	Premium Waiver RiderSubject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force). A Policy Owner may not purchase both this Rider and the Waiver of Monthly Deductions Rider. Nationwide will not approve issuance of the Rider for an Insured who is disabled at the time of application for the Rider.Rider Benefit The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Risks not assumed are conditions that are excluded under the Rider. For details regarding risks not assumed, contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy. The amount credited to the policy will be the lesser of: •the Premium specified by the Policy Owner; or•the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit. Benefit Duration If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider is terminated by written request to the Service Center, the policy terminates, or the later of: 1) the date the Insured reaches Attained Age 65 if the Insured is younger than Attained Age 63 at the time of the total disability; or 2) the date the Rider's benefit expires if the Insured is Attained Age 63 or older at the time of the total disability. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. Interaction with the Waiver of Monthly Deductions Rider This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Example:
Assume the policy is currently In Force, the Rider is not otherwise terminated, and the following:
• The Insured has been totally disabled for six consecutive months;
• At the time of disability, the policy was in its 8th policy year and the Insured’s Attained Age was 59;
• The Premium Waiver Rider Specified Premium is $700; and
• The Premiums paid over the 36 months prior to disability totaled $24,120.
Since the average monthly Premium paid over the 36 months prior to the disability was
$670 ($24,120 divided by 36), $670 will be credited to the policy’s Cash Value on each
Policy Monthaversary only until the Insured reaches Attained Age 65, or until the Insured is no longer disabled, if earlier.

Premium Waiver Rider Charge A monthly Premium Waiver Rider charge will be deducted if this Rider is elected. The Premium Waiver Rider charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months. The Rider charge is the product of the Premium specified by the Policy Owner and the premium waiver charge rate. The premium waiver charge rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly charge rates are established at issue and will not change while the Rider remains In Force. The premium waiver charge rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings. The Premium Waiver Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Nationwide Accumulator IVUL - Series H | AdditionalTermInsuranceRiderMember
Prospectus:
Administrative Expenses, Description [Text Block]	Additional Term Insurance Cost of Insurance Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative an Issue Age 35 male, in
the first policy year; preferred non-tobacco
with an Additional Term Insurance Rider
Specified Amount of $250,000 and a Total
Specified Amount of $500,000 and Death
Benefit Option 1
Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.34%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Name of Benefit [Text Block]	Additional Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term life insurance on the Insured, in addition to that under the base policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• No longer available for new issue or post-issue election• If purchase after the Policy Date, evidence of insurability is required
Name of Benefit [Text Block]	Additional Term Insurance Rider
Operation of Benefit [Text Block]	Additional Term Insurance RiderThe benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy Owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider. Availability For policies with applications signed on or after May 1, 2020, the Additional Term Insurance Rider is no longer available for election for new issues or post-issue election. For policies with applications signed prior to May 1, 2020, subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider. The Additional Term Insurance Rider coverage terminates on the earliest of the following dates: •the date the Insured dies;•the original Maturity Date of the base policy;•the Overloan Lapse Protection Rider II or Overloan Lapse Protection Rider is invoked;•the date the policy terminates; or•the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed. The Policy Owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash
Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000
and coverage under the Rider is in effect and has not otherwise terminated. Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the Additional Term
Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.

Additional Term Insurance Rider Impact Cost of Insurance Charges Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the Policy Owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Calculation Method of Benefit [Text Block]	Additional Term Insurance Rider Charges A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value. Additional Term Insurance Rider Cost of Insurance Charge The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount. Per $1,000 of Additional Term Insurance Rider Specified Amount Charge The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider. The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate. The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase. Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage and death benefit option impact the cost of the policy. The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed. Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.
Nationwide Accumulator IVUL - Series H | AdditionalTermInsuranceRiderMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2020
Nationwide Accumulator IVUL - Series H | Per1000AdditionalTermInsuranceRiderSpecifiedAmountChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per $1,000 of Additional Term Insurance Rider Specified Amount Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Issue Age of 35, in the
first policy year, male preferred non-
tobacco with an Additional Term Insurance
Rider Specified Amount of $250,000 and
a Total Specified Amount of $500,000,
and Death Benefit Option 1
Monthly	$0.23 per $1,000 of Additional Term Insurance Rider Specified Amount

Optional Benefit Expense, Minimum [Dollars]	$ 0.07
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.14%
Nationwide Accumulator IVUL - Series H | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Purpose of Benefit [Text Block]	During the Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• The Monthly Death Benefit Guarantee Premium can change due to action by the policy owner• When the Death Benefit Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Nationwide Accumulator IVUL - Series H | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected• Nationwide may modify, suspend, or discontinue these programs at any time• Transfers are only made monthlySee Policy Owner Services
Name of Benefit [Text Block]	Dollar Cost Averaging
Nationwide Accumulator IVUL - Series H | EnhancedDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available at the time of application, and only initial Premium is eligible for the program• Transfers are only permitted from the Fixed Account• Transfers are only made monthly and only for the first policy yearSee Policy Owner Services
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Nationwide Accumulator IVUL - Series H | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Assets in the general account options are excluded from the program• Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Name of Benefit [Text Block]	Asset Rebalancing
Nationwide Accumulator IVUL - Series H | AutomatedIncomeMonitorMember
Prospectus:
Name of Benefit [Text Block]	Automated Income Monitor
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available to policies that are not modified endowment contracts• Policy owners are responsible for monitoring the policy to prevent Lapse• Program will terminate upon the occurrence of specified events• Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Name of Benefit [Text Block]	Automated Income Monitor
Nationwide Accumulator IVUL - Series H | DeathBenefitOption1Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Nationwide Accumulator IVUL - Series H | DeathBenefitOption2Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Nationwide Accumulator IVUL - Series H | DeathBenefitOption3Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated Premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.The interest rate attributable to the accumulated Premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Specification Pages. The maximum permitted dollar amount of the accumulated Premium account is subject to underwriting limitations in effect at the time of application, is referred to as the Death Benefit Option 3 Maximum Returnable Premium, and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 Maximum Returnable Premium amount.